Public Offering (Details) - Vickers Vantage [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Public Offering (Details) [Line Items]
Purchase price per unit (in Dollars per share)	$ 10	$ 10
IPO [Member]
Public Offering (Details) [Line Items]
Shares issued related to Semnur Acquisition , shares	13,800,000
Sale of stock, description	Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).	Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).
Number of sale units		13,800,000
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Shares issued related to Semnur Acquisition , shares	1,800,000
Number of sale units		1,800,000